Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 CNY (¥)
Foreign currency translation, description	The balance sheet amounts, with the exception of equity, on December 31, 2020 and 2019, were translated at 6.5306 RMB and 6. 9632 RMB to $1.00, respectively. The equity accounts were stated at their historical rates. The average translation rates applied to statements of operations and comprehensive income (loss) accounts for the years ended December 31, 2020, 2019 and 2018 were 6.9001 RMB, 6.9098 RMB and 6.6199 RMB to $1.00, respectively.
Bad debt expenses	$ 95,736	$ 125,180	$ 0
Inventories	1,312,153	$ 1,113,783
Business tax rate		3.00%
VAT payable	95,918	$ 80,993
Total expenses	4,704	16,710	$ 11,903
Accrued contribution	80	$ 0
Income tax benefit, percentage		50.00%
Operating lease right-of-use asset	67,330	$ 121,777
Operating lease liabilities	67,330	121,777
RMB [Member]
Underpayment of taxes | ¥				¥ 100,000
Leases [Member]
Operating lease right-of-use asset	67,330	121,777
Operating lease liabilities	$ 67,330	$ 121,777